Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

13 Right-of-use assets and lease liabilities

	Floating		Naval facilities
	production		and related logistic	Motorway
	storage and offloading		bases for oil and gas	concessions and service	Oil and gas distribution	Office
(€ million)	vessels (FPSO)	Drilling rig	transportation	stations	facilities	buildings	Vehicles	Other	Total
2021
Net carrying amount - beginning of the year	2,672	244	446	424	11	652	32	162	4,643
Additions		215	583	104	23	34	40	105	1,104
Depreciation(a)	(217)	(170)	(274)	(63)	(11)	(122)	(22)	(49)	(928)
Impairment			(25)	(6)	(14)			(14)	(59)
Currency translation differences	213	12	11	3		8		6	253
Changes in the scope of consolidaion						(6)		116	110
Other changes	(1)	(118)	(166)	(8)	5	52	(2)	(64)	(302)
Net carrying amount at the end of the year	2,667	183	575	454	14	618	48	262	4,821
Gross carrying amount at the end of the year	3,366	572	1,268	666	66	948	84	433	7,403
Provisions for depreciation and impairment	699	389	693	212	52	330	36	171	2,582

2020
Net carrying amount - beginning of the year	3,153	313	497	460	6	707	32	181	5,349
Additions	79	193	281	49	22	65	24	95	808
Depreciation(a)	(232)	(189)	(252)	(57)	(2)	(118)	(22)	(56)	(928)
Impairment				(21)	(15)			(11)	(47)
Currency translation differences	(251)	(13)	(13)			(8)		(7)	(292)
Other changes	(77)	(60)	(67)	(7)		6	(2)	(40)	(247)
Net carrying amount at the end of the year	2,672	244	446	424	11	652	32	162	4,643
Gross carrying amount at the end of the year	3,107	528	927	573	29	859	65	293	6,381
Provisions for depreciation and impairment	435	284	481	149	18	207	33	131	1,738

(a) Before capitalization of depreciation of tangible assets

Right-of-use assets (RoU) related: (i) for €3,195 million (€3,274 million at December 31, 2020) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Angola (Block 15/06 West and East hub) with expiry date between 8 and 15 years including a renewal option and in addition the lease component of long-term leases of offshore rigs; (ii) for €765 million (€788 million at December 31, 2020) to the Refining & Marketing and Chemical segment relating to motorway concessions, land leases, leases of service stations for the sale of oil products, leasing of vessels for shipping activities and the car fleet dedicated to the car sharing business; (iii) for €541 million (€526 million at December 31, 2020) to the Corporate and other activities segment mainly regarding property rental contracts.

The increase recorded in 2021 mainly referred to: (i) the Exploration & Production segment for €392 million relating to the rental of drilling rigs (€215 million) and vessels and related logistics for Oil & Gas transport (€159 million); (ii) the Global Gas & LNG Portfolio business line for €343 million relating to LNG transport vessels (€331 million); (iii) the Refining & Marketing business line for €251 million relating to leases of vessels for shipping and storage activities of Eni Trade & Biofuels SpA (€108 million) and new motorway concessions, price extensions/reviews of contracts, land leases, leases of service stations, car fleet dedicated to the car sharing business (€122 million); (iv) the Corporate and other activities segment for €104 million relating to two aircraft sold and repurchased through a leaseback agreement (€69 million) and leasing of assets for staff activities (company cars, IT, real estate, for €32 million).

The change in the scope of consolidation referred to the Plenitude business line for €75 million.

The main leasing contracts signed for which the asset is not yet available concerns: (i) a contract with a nominal value of €1.8 billion relating to an FPSO vessel that will be deployed for the development of Area 1 in Mexico. The asset is expected to enter under the Group's control and be accounted as RoU in 2022, expiring in 2040; (ii) a contract with a nominal value of €437 million relating to leasing of office buildings with an expiry date of 20 years including an extension option of 6 years; (iii) storage capacity and time charter vessel rental contracts of €311 million.

Main future cash outflows potentially due not reflected in the measurements of lease liabilities related to: (i) options for the extension or termination of lease for office buildings of €302 million; (ii) extension options related to service stations for the sale of oil products of €130 million; (iii) other extension options related to ancillary assets in the upstream business for €67 million.

Liabilities for leased assets were as follows:

	Current portion
	of long-term	Long-term
(€ million)	lease liabilities	lease liabilities	Total
2021
Book amount at the beginning of the year	849	4,169	5,018
Additions		1,102	1,102
Decreases	(934)	(5)	(939)
Currency translation differences	38	231	269
Changes in the scope of consolidation	14	89	103
Other changes	981	(1,197)	(216)
Book amount at the end of the year	948	4,389	5,337
2020
Book amount at the beginning of the year	889	4,759	5,648
Additions		808	808
Decreases	(866)	(3)	(869)
Currency translation differences	(40)	(269)	(309)
Other changes	866	(1,126)	(260)
Book amount at the end of the year	849	4,169	5,018

Lease liabilities related for €1,684 million (€1,652 million at December 31, 2020) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €939 million; (ii) cash payments for the interest portion of €307 million.

Lease liabilities stated in U.S. dollars and euro amounted to €3,690 million and €1,495 million, respectively.

The change in the scope of consolidation referred to the Plenitude business line for €72 million.

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

Liabilities for leased assets with related parties are described in note 36 — Transactions with related parties.

The amounts recognised in the profit and loss account consist of the following:

	2021	2020	2019
(€ million)
Other income and revenues
Income from remeasurement of lease liabilitiies	18	12	6
	18	12	6
Purchases, services and other
Short-term leases	85	67	115
Low-value leases	31	37	39
Variable lease payments not included in the measurement of lease liabilities	14	7	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(4)	(2)	(2)
	126	109	168
Depreciation and impairments
Depreciation of RoU leased assets	928	928	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(110)	(96)	(210)
Impairment losses of RoU leased assets	59	47	41
	877	879	830
Finance income (expense) from leases
Interests on lease liabilities	(304)	(347)	(378)
Capitalised finance expense of ROU leased assets - tangible assets	5	7	17
Net currency translation differences on lease liabilities	(34)	24	(6)
	(333)	(316)	(367)